PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,449,868	$ 98,615
Less: Impairment of fixed assets	(173,799)	0	$ 0
Less: accumulated depreciation	(652,678)	(49,586)
Property, Plant and Equipment, net	2,623,391	49,029
Loss from disposal of certain outdated office equipment	(12,388)
Depreciation expense	527,497	20,615	$ 16,458
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	980,188	$ 98,615
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,737,898
Transportation vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 731,782